Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2011
Other comprehensive loss and accumulated other comprehensive loss and Shareholders' equity [Abstract]
Analysis of common share balances

An analysis of Common Share balances is as follows:

(number of shares in millions)	2011	2010	2009
Share capital, January 1	169.2	168.5	153.8
Shares issued	–	–	13.9
Shares issued under stock option plans	0.8	0.7	0.8

Share capital, December 31	170.0	169.2	168.5